Interest, advances, promissory notes payable and loan payable (Tables)	12 Months Ended
Dec. 31, 2022
Interest Advances Promissory Notes Payable And Loan Payable
Schedule of activity of promissory notes payable to related parties

Promissory Notes Payable to Related Parties	Carrying Value
Balance, December 31, 2020	$3,031,966
Transferred from promissory notes payable pursuant to private transaction	10,000
Balance, December 31, 2021	3,041,966
Promissory notes received	405,350
Repayment of promissory notes	(405,350)
Transferred from promissory notes payable pursuant to private transaction	50,000
Balance, December 31, 2022	$3,091,966

Schedule of activity of promissory notes payable to related party

Promissory Notes Payable to Related Parties	2022	2021
Promissory notes payable to relatives of directors collateralized by a general security agreement over all the assets of the Company, past maturity:
i. Interest at 1% per month	$720,619	$720,619
ii. Interest at 1.25% per month	51,347	51,347
iii. Interest at the U.S. bank prime rate plus 1%	100,000	100,000
iv. Interest at 0.5% per month	695,000	695,000

Promissory notes payable, unsecured, to relatives of a director, bearing interest at 1% per month, past maturity	1,525,000	1,475,000
Total Promissory Notes Payable to Related Parties	$3,091,966	$3,041,966

Schedule of activity of promissory notes payable to unrelated parties

Promissory Notes Payable to Unrelated Parties	Carrying Value
Balance, December 31, 2020	$2,254,353
Reclassified to interest payable	(10,985)
Extinguished through issuance of ordinary shares (note 6)	(20,000)
Transferred to promissory notes payable pursuant to private transaction	(10,000)
Balance, December 31, 2021	2,213,368
Promissory notes received	244,358
Repayment of promissory notes	(244,358)
Transferred to promissory notes payable pursuant to private transaction	(50,000)
Balance, December 31, 2022	$2,163,368

Schedule of activity of promissory notes payable to unrelated party

Promissory Notes Payable to Unrelated Parties	2022	2021
Unsecured promissory notes payable to unrelated lenders, past maturity:
i. Interest at 1% per month	$1,317,456	$1,317,456
ii. Interest at 0.667% per month	425,000	425,000
iii. Interest at 0.625% per month	150,000	150,000
iv. Non-interest-bearing	270,912	270,912

Promissory notes payable, secured by a guarantee from the CEO, bearing interest at 1% per month, past maturity	—	50,000
Total Promissory Notes Payable to Unrelated Parties	$2,163,368	$2,213,368

Summary of interest payable activity

Interest Payable	Carrying Value
Balance, December 31, 2020	$3,575,326
Reclassified from promissory notes payable	10,985
Interest incurred on promissory notes payable	527,336
Interest payable retired through issuance of shares	(3,000)
Balance, December 31, 2021	4,110,647
Interest incurred on promissory notes payable	542,834
Transferred from lines of credit interest	9,250
Balance, December 31, 2022	$4,662,731

Schedule of Interest payable is due to related
Interest Payable	2022	2021
Related parties	$1,534,006	$1,200,170
Unrelated parties	3,128,725	2,910,477
	$4,662,731	$4,110,647